Note 20 - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2022	Dec. 31, 2021
Carrying value [Member]
Loans at amortized cost
Securitization notes		€ 357	€ 283
Other		0	0
Total loans at amortized cost		357	283
Financial assets held at Fair Value through the P&L:
Securitization notes		30	29
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	465
Total financial assets at fair value through profit or loss		30	494
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		739	709
Other		0	0
Total financial assets at fair value through other comprehensive income		739	709
Total financial assets representing on-going involvement		1,126	1,486
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	8
Total financial liabilities representing on-going involvement		0	8
Fair value [Member]
Loans at amortized cost
Securitization notes		321	302
Other		0	0
Total loans at amortized cost		321	302
Financial assets held at Fair Value through the P&L:
Securitization notes		30	29
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	465
Total financial assets at fair value through profit or loss		30	494
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		629	713
Other		0	0
Total financial assets at fair value through other comprehensive income		629	713
Total financial assets representing on-going involvement		981	1,509
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	8
Total financial liabilities representing on-going involvement		0	8
Maximum Exposure to Loss [Member]
Loans at amortized cost
Securitization notes	[1]	321	302
Other	[1]	0	0
Total loans at amortized cost	[1]	321	302
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	30	29
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	465
Total financial assets at fair value through profit or loss	[1]	30	494
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	629	713
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	629	713
Total financial assets representing on-going involvement	[1]	981	1,509
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.